Fair Value Measurements - Changes in fair value instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Public Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	$ 287,500	$ 261,050
Change in fair value	2,012,500	26,450
Derivative warrant liabilities balance at ending	2,300,000	287,500
Private Placement Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	293,000	266,000
Change in fair value	2,046,000	27,000
Derivative warrant liabilities balance at ending	2,339,000	293,000
Warrant Liabilities
Fair Value Measurements
Derivative warrant liabilities balance at beginning	580,500	527,050
Change in fair value	4,058,500	53,450
Derivative warrant liabilities balance at ending	$ 4,639,000	580,500
Share Redemptions Payable
Fair Value Measurements
Establishment of share repurchase liability		197,694,657
Share repurchase payment		$ (197,694,657)